ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	Feb. 28, 2023 USD ($) $ / shares shares
ORDINARY SHARES
Issue price (per share) | $ / shares	$ 0.80
Net proceeds from issuance of ordinary shares and warrants | $	$ 1,849
Net proceeds from ordinary shares | $	1,449
Net proceeds from warrant | $	$ 400
Direct offering
ORDINARY SHARES
Issue price (per share) | $ / shares	$ 0.80
Class A Ordinary Shares
ORDINARY SHARES
Issuance of ordinary shares and warrants to purchase ordinary shares (in shares)	5,000,000
Class A Ordinary Shares | Direct offering
ORDINARY SHARES
Issuance of ordinary shares and warrants to purchase ordinary shares (in shares)	2,000,000
American Depositary Shares
ORDINARY SHARES
Issuance of ordinary shares and warrants to purchase ordinary shares (in shares)	2,500,000
American Depositary Shares | Direct offering
ORDINARY SHARES
Issuance of ordinary shares and warrants to purchase ordinary shares (in shares)	1,000,000